Long-Term Incentive Plan and Other Compensatory Awards (Details 1) (USD $)																		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]	Dec. 31, 2009 Aldagen Inc [Member]	Dec. 31, 2008 Aldagen Inc [Member]	Dec. 31, 2007 Aldagen Inc [Member]	Dec. 31, 2006 Aldagen Inc [Member]	Dec. 31, 2005 Aldagen Inc [Member]	Dec. 31, 2004 Aldagen Inc [Member]	Dec. 31, 2003 Aldagen Inc [Member]	Dec. 31, 2002 Aldagen Inc [Member]	Dec. 31, 2001 Aldagen Inc [Member]	Dec. 31, 2000 Aldagen Inc [Member]	Mar. 02, 2000 Aldagen Inc [Member]	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2012 Exercise Price Range One [Member]	Dec. 31, 2011 Exercise Price Range One [Member] Aldagen Inc [Member]	Dec. 31, 2010 Exercise Price Range One [Member] Aldagen Inc [Member]	Dec. 31, 2011 Exercise Price Range One [Member] Aldagen Inc [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2012 Exercise Price Range Two [Member]	Dec. 31, 2011 Exercise Price Range Two [Member] Aldagen Inc [Member]	Dec. 31, 2010 Exercise Price Range Two [Member] Aldagen Inc [Member]	Dec. 31, 2011 Exercise Price Range Two [Member] Aldagen Inc [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2012 Exercise Price Range Three [Member]	Dec. 31, 2011 Exercise Price Range Three [Member] Aldagen Inc [Member]	Dec. 31, 2010 Exercise Price Range Three [Member] Aldagen Inc [Member]	Dec. 31, 2011 Exercise Price Range Three [Member] Aldagen Inc [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2012 Exercise Price Range Four [Member]	Dec. 31, 2011 Exercise Price Range Four [Member] Aldagen Inc [Member]	Dec. 31, 2010 Exercise Price Range Four [Member] Aldagen Inc [Member]	Dec. 31, 2011 Exercise Price Range Four [Member] Aldagen Inc [Member]
Exercise Price Upper Range Limit																		$ 1.50					$ 3					$ 4.50					$ 4.51
Exercise Price Lower Range Limit																		$ 0.30					$ 1.51					$ 3.01					$ 6
Ending Balance (Number of shares)	200,000	7,339,593	200,000	7,705,343	7,339,593	7,705,343	6,655,387	6,641,333	4,342,500	2,447,131	1,693,289	2,641,000	2,484,500	815,000	575,000	35,000	0	6,153,453		0	107,000		1,643,500		3,577,525	3,702,525		0		1,831,348	1,831,348		70,000		1,120,220	1,120,220
Options Outstanding - Weighted Average Remaining Contract Life																		5 years 10 months 24 days		0 years	0 years 4 months 17 days		3 years 6 months		3 years 11 months 16 days	4 years 4 months 21 days		0 years		8 years 7 months 10 days	7 years 9 months 26 days		3 years		6 years 0 months 4 days	7 years 18 days
Beginning balance, weighted average excercise price					$ 0.31	$ 0.33	$ 0.32	$ 0.31	$ 0.2	$ 0.19	$ 0.19	$ 0.19	$ 0.19	$ 0.17	$ 0.13	$ 0.1	$ 0		$ 0.99	$ 0.1		$ 0.1		$ 2.2	$ 0.2		$ 0.2		$ 0	$ 0.25		$ 0.25		$ 5.2	$ 0.4		$ 0.4
Exercisable - Shares				5,482,037														5,022,290		0	107,000		1,570,000		3.96	3,683,876		0		8.61	353,916		70,000		6.01	914,917
Exercisable - Weighted - Average Exercise Price																		$ 0.97					$ 2.2					$ 0					$ 5.2